Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class F-2
Prospectus [Line Items]
Annual Return [Percent]	6.88%	10.89%	(11.81%)	2.66%	11.26%